Segment Information - Reconciliation of Operating Segment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Segment Reporting Information [Line Items]
Unallocated expenses	$ (28,137)	$ (22,320)	$ (19,617)
Depreciation and amortization	(55,017)	(59,465)	(58,695)
Interest expense, net	(41,798)	(44,809)	(44,266)
Gain on extinguishment of debt	1,661	0	(43,667)
Restructuring & impairments	(4,096)	(32,703)	(46,687)
Net periodic pension benefit cost	(441)	(578)	(1,368)
Stock-based compensation	(21,127)	(13,523)	(8,398)
Legal settlements	(1,382)	0	0
Consulting fees	(15,425)	(3,500)	(4,854)
Transaction costs	(7,832)	(6,039)	(5,049)
Other	(1,103)	(14,305)	(12,656)
Impact of Fence and Sprinkler exit	(811)	2,885	(5,003)
Income (loss) before income taxes	86,781	(7,871)	(106,887)
Special Products Claims
Segment Reporting Information [Line Items]
ABF product liability impact	(850)	216	(2,841)
Operating Segments
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	263,139	186,270	146,214
Operating Segments | Electrical Raceway
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	174,588	106,717	86,273
Operating Segments | Mechanical Products & Solutions
Segment Reporting Information [Line Items]
Operating segment Adjusted EBITDA	$ 88,551	$ 79,553	$ 59,941